Revenues and Loyalty Programs - Summary of Disaggregated Revenue by Source (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenues	$ 770,885	$ 842,681
Wholesale
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenues	306,363	367,222
Dispensary
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total Revenues	$ 464,522	$ 475,459